Risk Management and Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Concentration Risks, Types, No Concentration Percentage [Abstract]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk	$ 207.3
Maximum amount of loss due to credit risk	309.8
Single Counterparty [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Maximum amount of loss due to credit risk	$ 109.7